Segment Results - Corporate Divisions - Employees Only (Detail)		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	7,524	7,860	7,524	7,860
Investment Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[2]	4,212	4,270	4,212	4,270
Private Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[3]	29,153	30,967	29,153	30,967
Asset Management [Member]
Segment Results of Operations [Line Items]
Number of Employees	[4]	3,953	3,901	3,953	3,901
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Number of Employees	[5]	420	536	420	536
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Number of Employees	[6]	38,535	39,289	38,535	39,289

[1]	As of quarter-end.
[2]	As of quarter-end.
[3]	As of quarter-end.
[4]	As of quarter-end.
[5]	As of quarter-end.
[6]	As of quarter-end.